BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS EMERGING MARKETS DYNAMIC EQUITY FUND
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2021 (UNAUDITED)

	NUMBER OF
	SHARES	VALUE
LONG POSITIONS—78.2%
COMMON STOCKS—53.4%
Brazil—2.2%
Eletromidia SA*	457,278	$839,423
Sendas Distribuidora SA*	183,500	416,819
		1,256,242
China—15.1%
Agricultural Bank of China Ltd., Class H	1,227,000	405,244
Alibaba Group Holding Ltd.*	22,100	352,886
China Construction Bank Corp., Class H	587,000	382,493
China Yongda Automobiles Services Holdings Ltd.	993,000	1,502,457
Hengli Petrochemical Co., Ltd., Class A†	221,100	734,400
Huafu Fashion Co., Ltd., Class A†	1,190,500	805,358
Industrial & Commercial Bank of China Ltd., Class H	903,000	477,175
JNBY Design Ltd.	186,000	313,419
Ping An Insurance Group Co. of China Ltd., Class H	36,466	252,791
Tongcheng-Elong Holdings Ltd.*	176,000	362,450
Tongkun Group Co., Ltd., Class A†	156,900	486,251
Xinfengming Group Co., Ltd., Class A†	196,866	438,031
Zhongsheng Group Holdings Ltd.	256,000	2,096,853
		8,609,808
Greece—0.6%
JUMBO SA	26,538	372,897
Hong Kong—1.7%
Swire Properties Ltd.	149,200	354,128
Texhong Textile Group Ltd.	421,000	597,109
		951,237
Hungary—0.6%
OTP Bank Nyrt PLC*	6,088	336,157
India—6.6%
Bharti Airtel Ltd.*	115,000	1,114,467
Bharti Airtel Ltd.*	3,970	20,645
Hindustan Petroleum Corp., Ltd.	329,737	1,295,593
UPL Ltd.	15,263	138,654
Vardhman Textiles Ltd.	45,322	1,222,166
		3,791,525
Indonesia—0.9%
Bank Pembangunan Daerah Jawa Timur Tbk PT	6,572,500	341,883
Wismilak Inti Makmur Tbk PT	5,459,600	178,603
		520,486
Malaysia—1.9%
Bumi Armada Bhd*	4,380,500	454,681
RHB Bank Bhd	227,400	284,948
Uchi Technologies Bhd	470,100	346,464
		1,086,093
Mexico—1.8%
Concentradora Fibra Danhos SA de CV	405,000	409,863
Macquarie Mexico Real Estate Management SA de CV	561,500	647,326
		1,057,189
Russia—2.3%
Fix Price Group Ltd. - GDR	100,129	767,989
Sberbank of Russia PJSC - SP ADR	33,555	567,415
		1,335,404
South Africa—1.5%
Naspers Ltd., Class N	275	42,503
Pick n Pay Stores Ltd.	132,563	443,155
SPAR Group Ltd., (The)	35,107	358,906
		844,564
South Korea—6.2%
Innocean Worldwide, Inc.	8,853	384,200
KB Financial Group, Inc.	6,088	270,568
Osstem Implant Co., Ltd.	7,553	710,219
SK Hynix, Inc.	8,315	794,923
Woori Financial Group, Inc.	130,749	1,383,888
		3,543,798
Taiwan—10.8%
Asia Vital Components Co., Ltd.	291,000	918,111
Elite Material Co., Ltd.	70,000	704,285
Fusheng Precision Co., Ltd.	20,000	145,043
Global Mixed Mode Technology, Inc.	86,000	813,322
Lotes Co., Ltd.	34,328	846,204
O-TA Precision Industry Co., Ltd.	80,000	443,161
Pegavision Corp.	28,000	454,546
SinoPac Financial Holdings Co., Ltd.	562,000	308,355
Tripod Technology Corp.	228,000	1,021,040
Wiwynn Corp.	14,000	525,559
		6,179,626
United States—1.2%
Micron Technology, Inc.†	7,894	663,096
TOTAL COMMON STOCKS
(Cost $30,232,164)		30,548,122
PREFERRED STOCKS—4.7%
Brazil—1.6%
Randon SA Implementos e Participacoes 5.928%*	452,300	890,625
Chile—0.7%
Embotelladora Andina SA, Class B 7.068%	198,714	408,296
South Korea—2.4%
Samsung Electronics Co., Ltd. 4.720%	25,963	1,400,081
TOTAL PREFERRED STOCKS
(Cost $2,472,780)		2,699,002

SHORT-TERM INVESTMENTS—20.1%
U.S. Bank Money Market Deposit Account, 0.01%(a)	11,500,945	11,500,945
TOTAL SHORT-TERM INVESTMENTS
(Cost $11,500,945)		11,500,945
TOTAL INVESTMENTS—78.2%
(Cost $44,205,889)		44,748,069
SECURITIES SOLD SHORT—(0.7%)
COMMON STOCKS—(0.7%)
United Kingdom—(0.7%)
Antofagasta PLC	(21,761)	(397,851)
TOTAL COMMON STOCKS
(Proceeds $(209,456))		(397,851)
TOTAL SECURITIES SOLD SHORT—(0.7%)
(Proceeds $(209,456))		(397,851)
OTHER ASSETS IN EXCESS OF LIABILITIES—22.5%		12,840,939
NET ASSETS—100.0%		$57,191,157

GDR	Global Depositary Receipt
PLC	Public Limited Company
SP ADR	Sponsored American Depositary Receipt
*	Non-income producing.
†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)	The rate shown is as of November 30, 2021.

Contracts For Difference held by the Fund at November 30, 2021, are as follows:

REFERENCE COMPANY	COUNTERPARTY	EXPIRATION DATE	FINANCING RATE	PAYMENT FREQUENCY	NUMBER OF CONTRACTS LONG/(SHORT)	NOTIONAL AMOUNT	UNREALIZED APPRECIATION (DEPRECIATION)
Long
Austria
Erste Group Bank AG	Goldman Sachs	9/16/2025	-0.57%	Monthly	3,719	$162,677	$(10,705)
Raiffeisen Bank International AG	Morgan Stanley	9/20/2022	-0.49	Monthly	54,551	1,622,128	(137,258)
						1,784,805	(147,963)
Canada
Parex Resources, Inc.	Goldman Sachs	9/16/2025	0.44	Monthly	18,649	298,980	(28,423)

Chile
Banco Santander Chile - ADR	Morgan Stanley	9/20/2022	0.08	Monthly	11,792	208,836	(11,959)

China
Alibaba Group Holding Ltd.	Goldman Sachs	9/16/2025	0.09	Monthly	18,100	295,477	(88,050)
Alibaba Group Holding Ltd. - SP ADR	Goldman Sachs	9/16/2025	0.08	Monthly	1,205	153,674	(49,329)
Bros Eastern Co., Ltd., Class A	Goldman Sachs	9/16/2025	0.08	Monthly	1,232,400	990,385	(10,827)
China Bluechemical Ltd., Class H	Goldman Sachs	9/16/2025	0.09	Monthly	668,000	203,878	(56)
China Resources Medical Holdings Co., Ltd.	Goldman Sachs	9/16/2025	0.09	Monthly	384,500	242,100	(25,204)
China Yongda Automobiles Services Holdings Ltd.	Goldman Sachs	9/16/2025	0.09	Monthly	379,500	576,209	(32,246)
Meihua Holdings Group Co., Class A	Goldman Sachs	9/16/2025	0.08	Monthly	1,141,100	1,359,402	164,126
Netdragon Websoft Holdings Ltd.	Goldman Sachs	9/18/2025	0.09	Monthly	64,000	145,925	2,925
Shanghai International Port Group Co., Ltd., Class A	Goldman Sachs	9/16/2025	0.08	Monthly	327,700	246,374	9,043
Tencent Holdings Ltd.	Goldman Sachs	9/16/2025	0.09	Monthly	14,600	860,123	(80,891)
						5,073,547	(110,509)
Colombia
Tecnoglass, Inc.	Morgan Stanley	9/20/2022	0.08	Monthly	32,216	991,608	(52,739)

France
TotalEnergies SE	Goldman Sachs	9/18/2025	-0.57	Monthly	18,750	863,543	(69,068)

Hong Kong
ASM Pacific Technology Ltd.	Bank of America	6/1/2023	0.13	Monthly	22,000	231,765	(4,525)
Modern Dental Group Ltd.	Goldman Sachs	9/16/2025	0.09	Monthly	454,000	352,231	(7,063)
Texhong Textile Group Ltd.	Goldman Sachs	9/16/2025	0.09	Monthly	95,500	135,449	(5,419)
						719,445	(17,007)
Mexico
Grupo Comercial Chedraui SA de CV	Morgan Stanley	9/20/2022	0.08	Monthly	206,500	370,963	(38,164)

Portugal
Jeronimo Martins SGPS SA	Goldman Sachs	9/18/2025	-0.57	Monthly	11,675	254,417	11

Russia
Detsky Mir PJSC	Goldman Sachs	9/18/2025	0.08	Monthly	272,210	509,826	(8,945)
Sberbank PJSC - SP ADR	Goldman Sachs	9/16/2025	0.08	Monthly	39,641	679,142	(53,906)
						1,188,968	(62,851)
Singapore
DBS Group Holdings Ltd.	Goldman Sachs	9/16/2025	0.25	Monthly	36,051	789,156	(57,556)
Golden Agri-Resources Ltd.	Goldman Sachs	9/16/2025	0.14	Monthly	7,197,000	1,371,309	(53,113)
United Overseas Bank Ltd.	Goldman Sachs	9/16/2025	0.14	Monthly	21,200	395,708	(33,825)
						2,556,173	(144,494)
South Africa
Naspers Ltd., Class N - SP ADR	Goldman Sachs	9/16/2025	0.08	Monthly	15,523	476,284	(81,676)

South Korea
GS Retail Co., Ltd.	Goldman Sachs	9/16/2025	0.08	Monthly	10,775	256,245	(45,193)
Hana Financial Group, Inc.	Goldman Sachs	9/16/2025	0.08	Monthly	20,125	669,196	(78,930)
Hankook Tire & Technology Co., Ltd.	Goldman Sachs	9/16/2025	0.08	Monthly	2,404	77,712	(8,826)
JB Financial Group Co., Ltd.	Goldman Sachs	9/16/2025	0.08	Monthly	117,106	791,616	(57,203)
KT Corp. - SP ADR	HSBC	9/20/2022	0.05	Monthly	68,133	864,608	(19,683)
Samsung Electronics Co., Ltd.	Goldman Sachs	9/16/2025	0.08	Monthly	4,505	270,399	(1,904)
SK Hynix, Inc.	Goldman Sachs	9/16/2025	0.08	Monthly	7,524	722,061	(24,445)
						3,651,837	(236,184)
Taiwan
ASE Technology Holding Co., Ltd.	Goldman Sachs	9/16/2025	0.08	Monthly	72,000	264,130	(9,337)
Ginko International Co., Ltd.	Goldman Sachs	9/16/2025	0.08	Monthly	11,000	96,531	23,643
Greatek Electronics, Inc.	Goldman Sachs	9/16/2025	0.08	Monthly	50,000	138,647	(6,620)
Nanya Technology Corp.	Goldman Sachs	9/16/2025	0.08	Monthly	759,000	2,025,492	90,884
Powertech Technology, Inc.	Goldman Sachs	9/16/2025	0.08	Monthly	168,000	598,781	6,082
Taiwan Semiconductor Manufacturing Co., Ltd.	Goldman Sachs	9/18/2025	0.08	Monthly	4,251	91,122	(2,234)
Taiwan Semiconductor Manufacturing Co., Ltd. - SP ADR	Goldman Sachs	9/18/2025	0.08	Monthly	7,921	927,945	(7,566)
Taiwan Semiconductor Manufacturing Co., Ltd. - SP ADR	HSBC	9/20/2022	0.05	Monthly	6,231	729,962	(5,874)
Wiwynn Corp.	Goldman Sachs	9/16/2025	0.08	Monthly	12,000	453,164	31,087
						5,325,774	120,065
United States
Amkor Technology, Inc.	Goldman Sachs	9/16/2025	0.08	Monthly	11,724	252,769	(30,307)
SMART Global Holdings, Inc.	Goldman Sachs	9/16/2025	0.08	Monthly	10,102	576,016	(15,912)
						828,785	(46,219)
Total Long						24,593,965	(927,180)

Short
Brazil
B3 SA - Brasil Bolsa Balcao	Bank of America	6/1/2023	0.08	Monthly	(57,600)	$(114,035)	$19,357
Cielo SA	Goldman Sachs	9/16/2025	0.08	Monthly	(684,600)	(253,292)	33,871
Hapvida Participacoes e Investimentos SA	Goldman Sachs	9/16/2025	0.08	Monthly	(58,800)	(114,424)	22,897
Light SA	Morgan Stanley	9/20/2022	0.08	Monthly	(171,700)	(369,553)	(7,911)
Natura & Co. Holding SA	Morgan Stanley	9/20/2022	0.08	Monthly	(40,100)	(188,451)	34,425
Notre Dame Intermedica Participacoes SA	Goldman Sachs	9/16/2025	0.08	Monthly	(19,100)	(209,317)	38,444
OI SA	Goldman Sachs	9/16/2025	0.08	Monthly	(567,300)	(87,791)	6,783
Pagseguro Digital Ltd., Class A	Goldman Sachs	9/16/2025	0.08	Monthly	(4,836)	(123,608)	50,380
Ultrapar Participacoes SA	Goldman Sachs	9/16/2025	0.08	Monthly	(30,500)	(77,581)	(4,137)
						(1,538,052)	194,108
China
AAC Technologies Holdings, Inc.	Goldman Sachs	9/16/2025	0.04	Monthly	(97,500)	(425,109)	3,055
Beijing Dabeinong Technology Group Co., Ltd., Class A	HSBC	9/20/2022	0.05	Monthly	(10,100)	(14,378)	1,071
Bilibili, Inc. - SP ADR	Goldman Sachs	9/16/2025	0.08	Monthly	(2,174)	(143,506)	50,012
COFCO Joycome Foods Ltd.	Goldman Sachs	9/16/2025	0.04	Monthly	(911,000)	(307,249)	32,737
Guangzhou Shangpin Home Co., Class A	Goldman Sachs	9/16/2025	0.08	Monthly	(71,600)	(509,089)	3,058
HUYA, Inc. - ADR	Goldman Sachs	9/16/2025	0.08	Monthly	(2,163)	(18,623)	2,205
IQIYI, Inc. - ADR	Goldman Sachs	9/16/2025	0.08	Monthly	(71,011)	(443,109)	119,199
JOYY, Inc.	Goldman Sachs	9/16/2025	0.08	Monthly	(1,218)	(62,362)	4,990
KE Holdings, Inc.	Goldman Sachs	9/16/2025	0.08	Monthly	(2,065)	(41,321)	8,732
Kuaishou Technology	Citigroup	3/30/2022	0.07	Monthly	(33,600)	(366,032)	72,852
Muyuan Foodstuff Co., Ltd., Class A	Goldman Sachs	9/16/2025	0.08	Monthly	(19,100)	(157,089)	17,858
New Hope Liuhe Co., Ltd., Class A	Morgan Stanley	9/20/2022	0.08	Monthly	(107,782)	(243,100)	21,790
Pinduoduo, Inc. - ADR	Goldman Sachs	9/16/2025	0.08	Monthly	(530)	(35,245)	14,551
Skshu Paint Co., Ltd., Class A	HSBC	9/20/2022	0.05	Monthly	(28,100)	(524,939)	63,346
Sunny Optical Technology Group Co., Ltd.	Goldman Sachs	9/16/2025	0.04	Monthly	(14,500)	(438,459)	(12,714)
Tencent Music Entertainment Group - ADR	Goldman Sachs	9/16/2025	0.08	Monthly	(20,422)	(146,834)	28,580
Wangsu Science & Technology Co., Ltd., Class A	Goldman Sachs	9/16/2025	0.08	Monthly	(486,500)	(468,086)	7,721
Wens Foodstuff Group Co., Ltd., Class A	Goldman Sachs	9/16/2025	0.08	Monthly	(406,500)	(1,017,662)	81,527
Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	Goldman Sachs	9/16/2025	0.04	Monthly	(435,200)	(285,743)	3,946
						(5,647,935)	524,515
Hong Kong
China Taiping Insurance Holdings Co., Ltd.	Goldman Sachs	9/16/2025	0.04	Monthly	(117,400)	(163,499)	10,509
Fullshare Holdings Ltd.	Goldman Sachs	9/16/2025	0.04	Monthly	(16,690,000)	(229,003)	10,049
Ju Teng International Holdings Ltd.	Goldman Sachs	9/16/2025	0.04	Monthly	(380,000)	(58,477)	5,837
Sany Heavy Equipment International Holdings Co., Ltd.	Goldman Sachs	9/16/2025	0.04	Monthly	(144,000)	(149,761)	(5,741)
Xinyi Glass Holdings Ltd.	Goldman Sachs	9/16/2025	0.04	Monthly	(129,000)	(314,642)	29,387
						(915,382)	50,041
Indonesia
Bank Rakyat Indonesia Persero Tbk PT	Citigroup	3/30/2022	0.07	Monthly	(581,300)	(165,999)	1,733
Unilever Indonesia Tbk PT	Macquarie	12/21/2021	0.08	Monthly	(1,186,600)	(371,163)	9,589
Unilever Indonesia Tbk PT	Citigroup	3/30/2022	0.07	Monthly	(942,700)	(294,872)	7,785
						(832,034)	19,106
Israel
Playtika Holding Corp.	Goldman Sachs	9/16/2025	0.08	Monthly	(10,887)	(187,256)	46,581
Wix.com Ltd.	Goldman Sachs	9/16/2025	0.08	Monthly	(2,556)	(390,557)	107,219
						(577,813)	153,800
Kuwait
National Bank of Kuwait	Goldman Sachs	9/16/2025	0.08	Monthly	(25,860)	(84,120)	4,539

Malaysia
Hartalega Holdings Bhd	HSBC	9/20/2022	0.00	Monthly	(194,400)	(299,574)	(11,640)
Top Glove Corp. Bhd	HSBC	9/22/2022	0.00	Monthly	(416,300)	(289,626)	(1,938)
						(589,200)	(13,578)
Mexico
Becle SAB de CV	Morgan Stanley	9/20/2022	0.08	Monthly	(125,100)	(286,985)	(973)
La Comer SAB de CV	Citigroup	3/30/2022	0.07	Monthly	(85,021)	(137,945)	18,082
						(424,930)	17,109
Russia
Mail.Ru Group Ltd. - GDR	Morgan Stanley	9/20/2022	0.08	Monthly	(29,948)	(502,527)	66,037
Ozon Holdings PLC - ADR	Goldman Sachs	9/16/2025	0.08	Monthly	(9,637)	(388,275)	23,351
						(890,802)	89,388
Saudi Arabia
Alinma Bank	Goldman Sachs	9/16/2025	0.08	Monthly	(11,446)	(69,501)	8,524
Arab National Bank	Goldman Sachs	9/16/2025	0.08	Monthly	(55,327)	(322,677)	28,011
Banque Saudi Fransi	Goldman Sachs	9/16/2025	0.08	Monthly	(7,057)	(75,619)	16,589
Rabigh Refining and Petrochemical	Goldman Sachs	9/16/2025	0.08	Monthly	(6,977)	(40,914)	5,874
Saudi Arabian Oil Co.	Goldman Sachs	9/18/2025	0.08	Monthly	(42,781)	(395,128)	28,496
						(903,839)	87,494
Singapore
Starhub Ltd.	Goldman Sachs	9/16/2025	0.14	Monthly	(144,700)	(139,976)	(5,379)

South Africa
Tiger Brands Ltd.	Goldman Sachs	9/16/2025	3.58	Monthly	(29,118)	(328,124)	34,830

South Korea
Amorepacific Corp.	Goldman Sachs	9/16/2025	0.08	Monthly	(2,603)	(344,028)	64,025
CJ CGV Co., Ltd.	Morgan Stanley	9/20/2022	0.08	Monthly	(19,787)	(373,120)	62,190
Kolmar BNH Co., Ltd.	Citigroup	3/30/2022	0.07	Monthly	(16,994)	(418,448)	60,105
Lg Display Co., Ltd.	Goldman Sachs	9/16/2025	0.08	Monthly	(29,400)	(492,516)	19,889
Lotte Shopping Co., Ltd.	Goldman Sachs	9/16/2025	0.08	Monthly	(4,660)	(327,561)	77,146
NongShim Co., Ltd.	Goldman Sachs	9/16/2025	0.08	Monthly	(1,664)	(383,116)	25,708
Orion Corp.	Morgan Stanley	9/20/2022	0.08	Monthly	(2,674)	(218,575)	26,121
Ottogi Corp.	Citigroup	3/30/2022	0.07	Monthly	(983)	(360,381)	30,153
Paradise Co., Ltd.	Morgan Stanley	9/20/2022	0.08	Monthly	(19,504)	(224,939)	19,218
Samyang Foods Co., Ltd.	Goldman Sachs	9/16/2025	0.08	Monthly	(6,839)	(454,245)	13,074
Sillajen, Inc.	Goldman Sachs	9/18/2025	0.08	Monthly	(10,490)	(28,743)	78,133
Toptec Co., Ltd.	Morgan Stanley	9/20/2022	0.08	Monthly	(29,938)	(185,994)	17,687
						(3,811,666)	493,449
Sweden
Millicom International Cellular SA - SDR	Citigroup	3/30/2022	-0.05	Monthly	(4,322)	(135,957)	17,476

Taiwan
Acer, Inc.	Morgan Stanley	9/20/2022	0.08	Monthly	(507,000)	(505,095)	(11,434)
Asustek Computer, Inc.	Goldman Sachs	9/16/2025	0.08	Monthly	(3,000)	(38,033)	234
AU Optronics Corp.	Goldman Sachs	9/16/2025	0.08	Monthly	(865,000)	(625,313)	(17,800)
Catcher Technology Co., Ltd.	Goldman Sachs	9/16/2025	0.08	Monthly	(22,000)	(122,642)	7,192
Compal Electronics, Inc.	Goldman Sachs	9/16/2025	0.08	Monthly	(55,000)	(45,793)	1,114
Dyaco International, Inc.	Bank of America	6/1/2023	0.08	Monthly	(47,000)	(103,620)	2,941
Dyaco International, Inc.	HSBC	9/20/2022	0.05	Monthly	(105,000)	(231,491)	5,138
Formosa Petrochemical Corp.	Goldman Sachs	9/16/2025	0.08	Monthly	(61,000)	(209,297)	14,603
Genius Electronic Optical Co., Ltd.	Goldman Sachs	9/16/2025	0.08	Monthly	(25,000)	(492,726)	(74,482)
Global Lighting Technologies	Goldman Sachs	9/16/2025	0.08	Monthly	(54,000)	(149,350)	4,939
Grape King Bio Ltd.	Morgan Stanley	9/20/2022	0.08	Monthly	(78,000)	(451,654)	3,905
HannStar Display Corp.	Goldman Sachs	9/16/2025	0.08	Monthly	(520,000)	(287,076)	(11,290)
Innolux Corp.	Goldman Sachs	9/16/2025	0.08	Monthly	(920,000)	(577,388)	(14,338)
Largan Precision Co., Ltd.	Goldman Sachs	9/16/2025	0.08	Monthly	(7,000)	(500,998)	27,700
Merry Electronics Co., Ltd.	Goldman Sachs	9/16/2025	0.08	Monthly	(152,139)	(499,570)	10,099
Rexon Industrial Corp., Ltd.	Bank of America	6/1/2023	0.08	Monthly	(60,000)	(138,107)	520
TSRC Corp.	Goldman Sachs	9/16/2025	0.08	Monthly	(256,000)	(301,534)	1,808
						(5,279,687)	(49,149)
Thailand
Bangkok Commercial Asset - NVDR	Goldman Sachs	9/16/2025	0.08	Monthly	(369,900)	(215,151)	16,053
PTT Global Chemical PCL - NVDR	Goldman Sachs	9/16/2025	0.08	Monthly	(31,100)	(51,914)	6,532
True Corp., PCL - NVDR	Morgan Stanley	9/20/2022	0.08	Monthly	(2,526,500)	(338,892)	(21,888)
						(605,957)	696
Total Short						(22,705,474)	1,618,447
Net unrealized gain/(loss) on Contracts For Difference						1,888,491	$691,267

BOSTON PARTNERS INVESTMENT FUNDS
BOSTON PARTNERS EMERGING MARKETS DYNAMIC EQUITY FUND
NOTES TO PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2021 (UNAUDITED)

PORTFOLIO VALUATION — The Boston Partners Emerging Markets Dynamic Equity Fund's (the "Fund") net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices.  If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market.  Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates.  Investments in other open-end investment companies, if any, are valued based on the NAV of the investment companies (which may use fair value pricing as disclosed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close.  Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim.  To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 — Prices are determined using quoted prices in active markets for identical securities.
• Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2021, in valuing the Fund's investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Common Stock
Brazil	$1,256,242	$1,256,242	$-	$-
China	8,609,808	1,118,777	7,491,031	-
Greece	372,897	372,897	-	-
Hong Kong	951,237	597,109	354,128	-
Hungary	336,157	-	336,157	-
India	3,791,525	20,645	3,770,880	-
Indonesia	520,486	-	520,486	-
Malaysia	1,086,093	-	1,086,093	-
Mexico	1,057,189	1,057,189	-	-
Russia	1,335,404	1,335,404	-	-
South Africa	844,564	844,564	-	-
South Korea	3,543,798	-	3,543,798	-
Taiwan	6,179,626	-	6,179,626	-
United States	663,096	663,096	-	-
Preferred Stock
Brazil	890,625	890,625	-	-
Chile	408,296	408,296	-	-
South Korea	1,400,081	-	1,400,081	-
Short-Term Investments	11,500,945	11,500,945	-	-
Contracts For Difference
Equity Contracts	2,147,913	2,069,780	78,133	-
Total Assets	$46,895,982	$22,135,569	$24,760,413	$-

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Securities Sold Short
United Kingdom	$(397,851)	$-	$(397,851)	$-
Contracts For Difference
Equity Contracts	(1,456,646)	(1,321,064)	(135,582)	-
Total Liabilities	$(1,854,497)	$(1,321,064)	$(533,433)	$-

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and  the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period.  A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended November 30, 2021, the Fund had no significant Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.